Long-Term Debt - Total Long-Term Debt Outstanding Maturities (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
2014	$ 225
2015	205
2016	195
2017	119
2018	117
Thereafter	292
Total	$ 1,153	$ 1,301